Prepaid expenses	12 Months Ended
Dec. 31, 2023
Prepaid Expenses
Prepaid expenses

4. Prepaid expenses

The Company has other prepaid expenses of $102,895 (2022 - $71,248) including leasehold improvements of $1,604 (2022 - $8,519), which is recognized as prepaid rent for the year ended December 31, 2023.